                                      BEA

                              INSTITUTIONAL FUNDS

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                             U.S. CORE EQUITY FUND
                                 BALANCED FUND
                          U.S. CORE FIXED INCOME FUND
                       STRATEGIC GLOBAL FIXED INCOME FUND
                                HIGH YIELD FUND
                              MUNICIPAL BOND FUND
                              SHORT DURATION FUND
                 (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                        SUPPLEMENT DATED MARCH 16, 1998
                      TO PROSPECTUS DATED DECEMBER 8, 1997

    The second paragraph on page 18 of the Prospectus under the heading "Foreign Currency Transactions" is replaced with the following:

        The Funds may also enter into contracts to purchase and sell forward foreign currency exchange contracts to seek to enhance total return. A forward foreign currency exchange contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than those available on a "spot" (or cash) basis. A Fund may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that such contracts are entered into to enhance total return, they are considered speculative. If a Fund enters into such a contract for any purpose, the Fund will be required to maintain cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the contract. The Funds will not invest more than 50% of their respective total assets in such contracts for the purpose of enhancing total return. There is no limit on the amount of assets that the Funds may invest in such transactions for hedging purposes.

        Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Since a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force such Fund to cover its commitments for purchase or resale, if any, at the current market price.

                                      BEA

                              INSTITUTIONAL FUNDS

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                             U.S. CORE EQUITY FUND
                                 BALANCED FUND
                          U.S. CORE FIXED INCOME FUND
                       STRATEGIC GLOBAL FIXED INCOME FUND
                                HIGH YIELD FUND
                              MUNICIPAL BOND FUND
                              SHORT DURATION FUND
                 (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                        SUPPLEMENT DATED MARCH 16, 1998
         TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 8, 1997

    The second sentence of the first full paragraph on page 18 of the Statement of Additional Information is replaced with the following:

    A Fund may enter into a forward contract and maintain a net exposure on such contract only if (1) the consummation of the contract would not obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund's cash or liquid portfolio securities or (2) a Fund maintains cash or liquid securities in the amount prescribed.

                                      BEA

                                 ADVISOR FUNDS

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                         GLOBAL TELECOMMUNICATIONS FUND
                                HIGH YIELD FUND
                 (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                        SUPPLEMENT DATED MARCH 16, 1998
                      TO PROSPECTUS DATED DECEMBER 8, 1997

    The second paragraph on page P-11 of the Prospectus under the heading "Foreign Currency Transactions" is replaced with the following:

        The Funds may also enter into contracts to purchase and sell forward foreign currency exchange contracts to seek to enhance total return. A forward foreign currency exchange contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than those available on a "spot" (or cash) basis. A Fund may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that such contracts are entered into to enhance total return, they are considered speculative. If a Fund enters into such a contract for any purpose, the Fund will be required to maintain cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the contract. The Funds will not invest more than 50% of their respective total assets in such contracts for the purpose of enhancing total return. There is no limit on the amount of assets that the Funds may invest in such transactions for hedging purposes.

        Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Since a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force such Fund to cover its commitments for purchase or resale, if any, at the current market price.

                                      BEA

                                 ADVISOR FUNDS

                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                         GLOBAL TELECOMMUNICATIONS FUND
                                HIGH YIELD FUND
                 (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                        SUPPLEMENT DATED MARCH 16, 1998
         TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 8, 1997

    The first full sentence on page 20 of the Statement of Additional Information is replaced with the following:

    A Fund may enter into a forward contract and maintain a net exposure on such contract only if (1) the consummation of the contract would not obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund's cash or liquid portfolio securities or (2) a Fund maintains cash or liquid securities in the amount prescribed.